Derivatives - Notional of hedging instruments affected by interest rate benchmark reform (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	£ 179	£ 181
Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	10,703,000	11,293,000
Fair value hedging | EUR IBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	13,600	11,100
Fair value hedging | GBP LIBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	11,200	13,600
Fair value hedging | USD IBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	26,600	26,600
Fair value hedging | Other CCY
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	1,100
Cash flow hedging | EUR IBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	5,200	3,400
Cash flow hedging | GBP LIBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	51,700	47,200
Cash flow hedging | USD IBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	£ 2,700	£ 2,100